Eaton Vance

Ohio Municipal Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.5%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,667,970
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,392,120
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,017,300
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	2,050	2,576,194

		$7,653,584

Education — 9.7%
Kent State University, 5.00%, 5/1/30	$1,185	$1,425,164
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	434,077
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	369,687
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,185,540
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	110	114,364
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,634,563
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40(1)	1,000	1,092,530
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,236,660
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,011,729
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,226,610
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	632,769
Ohio State University, 5.00%, 12/1/29	1,060	1,394,038
Ohio University, 5.00%, 12/1/35	500	601,185
University of Cincinnati, 5.00%, 6/1/34	585	698,414
University of Cincinnati, 5.00%, 6/1/45	2,000	2,377,420

		$16,434,750

Electric Utilities — 2.4%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$1,147,700
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,194,112
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	696,334

		$4,038,146

Escrowed/Prerefunded — 1.9%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$553,425
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,143,352

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	$1,495	$1,520,011
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,454
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	23,787

		$3,300,029

General Obligations — 5.0%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,003,340
Columbus City School District, 5.00%, 12/1/30	1,500	1,811,550
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,472,548
Highland Local School District, 5.00%, 12/1/37	540	599,314
Highland Local School District, 5.00%, 12/1/39	1,100	1,218,888
Northwest Local School District, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	574,445
Ohio, 5.00%, 5/1/33	1,500	1,840,665

		$8,520,750

Hospital — 18.6%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,632,476
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,265,580
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,542,275
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	899,760
Butler County, (UC Health), 4.00%, 11/15/37	920	1,010,868
Butler County, (UC Health), 5.00%, 11/15/28	590	722,974
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,606,225
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	906,030
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,370,328
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,349,740
Miami County, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,197,010
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	496,920
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	882,893
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,656,375
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	496,211
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,190	2,433,988
Ohio, (Cleveland Clinic Health System), (SPA: U.S. Bank, N.A.), 1.60%, 1/1/52(3)	4,000	4,000,000
Ohio, (Cleveland Clinic Health System), (SPA: Wells Fargo Bank, N.A.), 1.55%, 1/1/39(3)	1,000	1,000,000
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	238,831

		$31,708,484

Housing — 0.5%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$750	$766,800

		$766,800

Industrial Development Revenue — 2.5%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,783
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(4)	1,700	1,834,300

		$4,221,083

Insured-Electric Utilities — 8.2%
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	$1,500	$1,753,095
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	2,149,729
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,684,910

Security	Principal Amount (000’s omitted)	Value
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	$2,500	$2,178,725
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	4,022,347
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,099,581

		$13,888,387

Insured-Escrowed/Prerefunded — 0.7%
Cleveland, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$1,170	$1,260,008

		$1,260,008

Insured-General Obligations — 20.8%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	$7,500	$9,986,325
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,436,875
Kettering City School District, (AGM), 5.25%, 12/1/31	4,505	5,727,792
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,660,649
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,539,200
Warrensville Heights City School District, (BAM), 5.00%, 12/1/44	300	342,150
Westerville City School District, (XLCA), 5.00%, 12/1/27	4,590	5,698,485

		$35,391,476

Insured-Hospital — 1.1%
Lucas County, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,795,070

		$1,795,070

Insured-Transportation — 6.5%
Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,182,160
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,715,595
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,659,400
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,540,677

		$11,097,832

Insured-Water and Sewer — 2.6%
Newark, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,353,661

		$4,353,661

Other Revenue — 3.6%
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/33	$400	$499,332
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/34	300	373,617
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/35	500	621,010
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/41	725	883,898
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	2,175	2,180,612
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,558,050

		$6,116,519

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$642,199
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,024,677

		$1,666,876

Special Tax Revenue — 6.5%
Akron, Income Tax Revenue, 4.00%, 12/1/36	$655	$727,489
Akron, Income Tax Revenue, 4.00%, 12/1/37	520	574,590
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,089,450
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,157,230
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,372,260
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,171,940

Security	Principal Amount (000’s omitted)	Value
Franklin County Convention Facilities Authority, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	$525	$614,602
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,222,650
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	529,739
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	632,962
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,042,685

		$11,135,597

Transportation — 0.4%
Cleveland, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$761,225

		$761,225

Water and Sewer — 4.8%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,091,248
Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,822,470
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,395,055
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,443,689
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,357,080

		$8,109,542

Total Tax-Exempt Investments — 101.3% (identified cost $155,585,300)		$172,219,819

Other Assets, Less Liabilities — (1.3)%		$(2,159,643)

Net Assets — 100.0%		$170,060,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 39.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 22.6% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarking agent and represents the rate in effect at December 31, 2019.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $1,834,300 or 1.1% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	30	Short	3/20/20	$(4,677,188)	$85,654

					$85,654

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $85,654.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$172,219,819	$—	$172,219,819
Total Investments	$—	$172,219,819	$—	$172,219,819
Futures Contracts	$85,654	$—	$—	$85,654
Total	$85,654	$172,219,819	$—	$172,305,473

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.